Supplemental Guarantor Financial Information - Schedule of Condensed Consolidating Statement of Financial Position (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Property, plant and equipment		$ 27,184	$ 26,219	[1]
Goodwill		140,940	135,864	[1]
Intangible assets		45,874	44,789	[1]
Deferred tax assets		1,216	1,261	[1]
Derivatives		25	146	[1]
Non-current assets		222,166	213,569	[1]
Current assets
Inventories		4,119	3,889	[1]
Derivatives		458	971	[1]
Trade and other receivables		6,566	6,352	[1]
Cash and cash equivalents		10,472	8,579	[1]
Assets classified as held for sale		133	16,458	[1]	$ 48
Current assets		23,960	43,017	[1]
Total assets		246,126	256,586	[1]
Equity
Equity attributable to equity holders of AB InBev		72,585	71,339	[1]
Minority interest		7,635	10,086	[1]
Equity		80,220	81,425	[1]	$ 45,719	$ 54,257
Non-current liabilities
Interest-bearing loans and borrowings		108,949	113,941	[1]
Employee benefits		2,993	3,014	[1]
Deferred tax liabilities		13,107	14,703	[1]
Derivatives		937	471	[1]
Non-current liabilities		129,695	134,792	[1]
Current liabilities
Interest-bearing loans and borrowings		7,433	8,618	[1]
Income tax payable		1,558	3,845	[1]
Derivatives		1,457	1,263	[1]
Trade and other payables		24,762	23,086	[1]
Liabilities associated with assets held for sale	[1]		2,174
Current liabilities		36,211	40,369	[1]
Total equity and liabilities		246,126	256,586	[1]
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Property, plant and equipment		44	52
Intangible assets		584	520
Investments in subsidiaries		121,847	126,200
Other non-current assets		53,565	48,333
Non-current assets		176,040	175,105
Current assets
Investment securities		1,301	5,500
Inventories		21	9
Trade and other receivables		16,585	12,072
Cash and cash equivalents		43	257
Current assets		17,950	17,838
Total assets		193,989	192,943
Equity
Equity attributable to equity holders of AB InBev		72,585	71,677
Equity		72,585	71,677
Non-current liabilities
Interest-bearing loans and borrowings		102,398	86,757
Employee benefits		5	4
Other non-current liabilities		131	116
Non-current liabilities		102,534	86,877
Current liabilities
Interest-bearing loans and borrowings		16,718	21,815
Trade and other payables		2,033	2,068
Other current liabilities		121	10,506
Current liabilities		18,872	34,389
Total equity and liabilities		193,989	192,943
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Investments in subsidiaries		77,388	41,488
Deferred tax assets			327
Other non-current assets		10,290	24,322
Non-current assets		87,677	66,137
Current assets
Trade and other receivables		1,514	7,937
Cash and cash equivalents		242	155
Current assets		1,756	8,092
Total assets		89,434	74,229
Equity
Equity attributable to equity holders of AB InBev		38,307	20,009
Equity		38,307	20,009
Non-current liabilities
Interest-bearing loans and borrowings		49,230	50,672
Deferred tax liabilities		(337)
Non-current liabilities		48,893	50,672
Current liabilities
Interest-bearing loans and borrowings		2,363	3,670
Income tax payable		(665)	(881)
Trade and other payables		535	759
Current liabilities		2,233	3,548
Total equity and liabilities		89,434	74,229
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Other non-current assets		55,432	55,258
Non-current assets		55,432	55,258
Current assets
Trade and other receivables		1,947	2,338
Cash and cash equivalents		8
Current assets		1,955	2,338
Total assets		57,387	57,596
Equity
Equity attributable to equity holders of AB InBev		586	564
Equity		586	564
Non-current liabilities
Interest-bearing loans and borrowings		55,464	55,239
Deferred tax liabilities		9	16
Non-current liabilities		55,473	55,255
Current liabilities
Interest-bearing loans and borrowings		479	300
Income tax payable		3	10
Trade and other payables		848	850
Other current liabilities			617
Current liabilities		1,330	1,777
Total equity and liabilities		57,387	57,596
Subsidiary Guarantors [member]
Non-current assets
Property, plant and equipment		4,589	4,829
Goodwill		33,277	33,056
Intangible assets		22,105	22,094
Investments in subsidiaries		83,368	8,042
Investments in associates and joint ventures		28	40
Derivatives		16	120
Other non-current assets		25,293	60,420
Non-current assets		168,676	128,601
Current assets
Inventories		626	635
Derivatives		320	(120)
Trade and other receivables		25,237	16,622
Cash and cash equivalents		5,982	28,780
Other current assets			(610)
Current assets		32,165	45,307
Total assets		200,841	173,908
Equity
Equity attributable to equity holders of AB InBev		131,657	107,258
Equity		131,656	107,258
Non-current liabilities
Interest-bearing loans and borrowings		29,005	16,257
Employee benefits		1,240	1,290
Deferred tax liabilities		6,528	10,141
Derivatives		920	275
Other non-current liabilities		1,023	853
Non-current liabilities		38,716	28,816
Current liabilities
Interest-bearing loans and borrowings		19,336	24,576
Income tax payable		734	6
Derivatives		1,360	(275)
Trade and other payables		5,481	4,583
Other current liabilities		3,558	8,944
Current liabilities		30,469	37,834
Total equity and liabilities		200,841	173,908
Non-Guarantors [member]
Non-current assets
Property, plant and equipment		22,551	22,641
Goodwill		107,663	103,477
Intangible assets		23,185	21,954
Investments in subsidiaries		99,398
Investments in associates and joint ventures		5,235	4,284
Deferred tax assets		1,216	1,261
Derivatives		9	26
Other non-current assets		67,709	34,582
Non-current assets		326,966	188,225
Current assets
Investment securities		3	159
Inventories		3,472	3,269
Derivatives		138	1,091
Trade and other receivables		19,942	27,215
Cash and cash equivalents		9,768	8,941
Assets classified as held for sale		133	16,439
Other current assets		908	1,719
Current assets		34,364	58,833
Total assets		361,330	247,058
Equity
Equity attributable to equity holders of AB InBev		211,449	47,561
Minority interest		7,635	10,086
Equity		219,084	57,647
Non-current liabilities
Interest-bearing loans and borrowings		83,459	126,948
Employee benefits		1,748	1,720
Deferred tax liabilities		6,907	6,848
Derivatives		17	196
Other non-current liabilities		2,573	1,786
Non-current liabilities		94,705	137,498
Current liabilities
Interest-bearing loans and borrowings		20,531	14,333
Income tax payable		1,486	4,787
Derivatives		97	1,538
Trade and other payables		22,530	18,542
Liabilities associated with assets held for sale			2,174
Other current liabilities		2,894	10,540
Current liabilities		47,538	51,914
Total equity and liabilities		361,330	247,058
Eliminations [member]
Non-current assets
Investments in subsidiaries		(382,000)	(175,730)
Deferred tax assets			(327)
Other non-current assets		(210,623)	(221,949)
Non-current assets		(592,623)	(398,006)
Current assets
Trade and other receivables		(58,660)	(59,793)
Cash and cash equivalents		(5,571)	(29,554)
Current assets		(64,231)	(89,347)
Total assets		(656,855)	(487,353)
Equity
Equity attributable to equity holders of AB InBev		(382,000)	(175,730)
Equity		(382,000)	(175,730)
Non-current liabilities
Interest-bearing loans and borrowings		(210,607)	(221,932)
Deferred tax liabilities			(327)
Other non-current liabilities		(18)	(18)
Non-current liabilities		(210,625)	(222,277)
Current liabilities
Interest-bearing loans and borrowings		(51,994)	(56,076)
Trade and other payables		(6,665)	(3,716)
Other current liabilities		(5,571)	(29,554)
Current liabilities		(64,230)	(89,346)
Total equity and liabilities		(656,855)	(487,353)
Consolidation [member]
Non-current assets
Property, plant and equipment			27,522
Goodwill			136,533
Intangible assets			44,568
Investments in associates and joint ventures			4,324
Deferred tax assets			1,261
Derivatives		25	146
Other non-current assets		1,664	966
Non-current assets		222,166	215,320
Current assets
Investment securities		1,304	5,659
Inventories		4,119	3,913
Derivatives		458	971
Trade and other receivables		6,566	6,391
Cash and cash equivalents		10,472	8,579
Assets classified as held for sale		133	16,439
Other current assets		908	1,109
Current assets		23,960	43,061
Total assets		246,126	258,381
Equity
Equity attributable to equity holders of AB InBev		72,585	71,339
Minority interest		7,635	10,086
Equity		80,220	81,425
Non-current liabilities
Interest-bearing loans and borrowings		108,949	113,941
Employee benefits		2,993	3,014
Deferred tax liabilities		13,107	16,678
Derivatives		937	471
Other non-current liabilities		3,709	2,737
Non-current liabilities		129,695	136,841
Current liabilities
Interest-bearing loans and borrowings		7,433	8,618
Income tax payable		1,558	3,922
Derivatives		1,457	1,263
Trade and other payables		24,762	23,086
Liabilities associated with assets held for sale			2,174
Other current liabilities		1,002	1,053
Current liabilities		36,211	40,116
Total equity and liabilities		$ 246,126	$ 258,381

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).